COMMITMENTS AND CONTINGENCIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
COMMITMENTS AND CONTINGENCIES
Unrecognized tax positions	¥ 44,470	$ 6,263
Capital addition purchase commitments
COMMITMENTS AND CONTINGENCIES
Commitments to purchase certain medical equipment	¥ 271,876	$ 38,293	¥ 220,972